Annual Total Returns - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Japan Fund - Class A
Bar Chart Table:
Annual Return 2012	8.96%
Annual Return 2013	23.31%
Annual Return 2014	(8.77%)
Annual Return 2015	8.37%
Annual Return 2016	2.31%
Annual Return 2017	29.86%
Annual Return 2018	(15.10%)
Annual Return 2019	25.35%
Annual Return 2020	25.02%
Annual Return 2021	2.77%